Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Premises and Equipment [Abstract]
Premises and Equipment

Premises and equipment consist of the following:

(Dollars in thousands)	December 31,
	2018	2017
Land	$1,158	$1,126
Buildings and improvements	11,645	11,358
Furniture, computer software and equipment	6,217	5,898
	19,020	18,382
Less: accumulated depreciation	(10,276)	(9,495)
	$8,744	$8,887